Non-life and Life and Health Reserves	12 Months Ended
Dec. 31, 2019
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Non-life and Life and Health Reserves
Non-life and Life and Health Reserves
(a) Non-life reserves
Non-life reserves are categorized into three types of reserves: case reserves, ACRs and IBNR reserves. Case reserves represent unpaid losses reported by the Company’s cedants and recorded by the Company. ACRs are established for particular circumstances where, on the basis of individual loss reports, the Company estimates that the particular loss or collection of losses covered by a treaty may be greater than those advised by the cedant. IBNR reserves represent a provision for claims that have been incurred but not yet reported to the Company, as well as future loss development on losses already reported, in excess of the case reserves and ACRs. See also note 2(b).
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	December 31, 2019	December 31, 2018
Case reserves	$4,203,052	$4,217,068
ACRs	158,220	174,713
IBNR reserves	6,002,111	5,503,595
Non-life reserves	$10,363,383	$9,895,376

The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	2019	2018	2017
Gross liability at beginning of year	$9,895,376	$10,102,172	$9,247,200
Reinsurance recoverable at beginning of year	850,946	719,998	295,388
Net liability at beginning of year	9,044,430	9,382,174	8,951,812
Net incurred losses related to: (1)
Current year	3,716,988	3,417,366	3,453,725
Prior years	(56,848)	(248,719)	(448,158)
	3,660,140	3,168,647	3,005,567
Net paid losses related to:
Current year	(439,285)	(336,584)	(472,291)
Prior years	(2,651,385)	(2,585,403)	(2,506,760)
	(3,090,670)	(2,921,987)	(2,979,051)
Retroactive reinsurance recoverable (2)	(81,013)	—	—
Change in Paris Re reserve agreement (3)	—	(397,493)	(3,481)
Effects of foreign exchange rate changes	75,701	(186,911)	407,327
Net liability at end of year	$9,608,588	$9,044,430	$9,382,174
Reinsurance recoverable at end of year	754,795	850,946	719,998
Gross liability at end of year	$10,363,383	$9,895,376	$10,102,172

(1) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million, $9 million and $nil at December 31, 2019, 2018 and 2017, respectively.
(2) In the fourth quarter of 2019, the Company entered into a loss portfolio transfer agreement transferring 100% of liabilities, including profit commissions, related to its wholesale managing general agent portfolio. As a result of the transaction, the Company recorded a deferred gain of $14 million, which is included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheet.
(3) The change in reserve agreement includes adverse development on Paris Re’s reserves which were guaranteed by Axa under the reserve agreement. In 2018, this balance also includes the reduction of the guaranteed reserves following the commutation of the agreement in the fourth quarter of 2018.
For the year ended December 31, 2019, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in the P&C segment, which was partially offset by adverse loss emergence for the Specialty segment. The favorable loss emergence within the P&C segment was primarily from accident years 2014 and prior, mainly driven by the European casualty and motor business, which was partially offset by adverse loss emergence in the U.S. casualty business. The adverse loss emergence within the Specialty segment was across multiple accident years, predominantly from the engineering, aviation and multiline business.
For the year ended December 31, 2018, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both Non-life segments. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the European casualty business. The favorable loss emergence within the Specialty segment was across multiple accident years, predominantly from the financial risks and property marine energy business.
For the year ended December 31, 2017, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both Non-life segments. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the casualty business. The favorable loss emergence within the Specialty segment was predominantly from the previous two accident years, mainly driven by the energy and agriculture business.
Paris Re Reserve Agreement
Following Paris Re’s acquisition of substantially all of the reinsurance operations of Colisée Re in 2006, Paris Re’s French operating subsidiary (Paris Re France) entered into a reserve agreement (Reserve Agreement) whereby AXA and Colisée Re guaranteed reserves in respect of Paris Re France and subsidiaries acquired in the acquisition. The Reserve Agreement related to losses incurred prior to December 31, 2005. The reserve guarantee was conditioned upon, among other things, the guaranteed business, including related ceded reinsurance, being managed by AXA Liabilities Managers, an affiliate of Colisée Re. At December 31, 2017, the Company’s gross liability for non-life reserves included $426 million of guaranteed reserves, which were settled prior to December 31, 2018 as a result of the commutation of the remaining reserves under the Reserve Agreement. As a result of this commutation, a gain of $29 million was recorded in Other income within the Consolidated Statement of Operations during the year ended December 31, 2018. As of December 31, 2019 no balances related to the Paris Re agreement remain.
Asbestos and Environmental Claims
The Company’s net non-life reserves at December 31, 2019 and 2018 included $45 million and $47 million, respectively, related to asbestos and environmental claims. The gross liability for such claims at December 31, 2019 and 2018 was $51 million and $54 million, respectively.
Ultimate loss estimates for such claims cannot be estimated using traditional reserving techniques and there are significant uncertainties in estimating the Company’s potential losses for these claims. In view of the legal and tort environment that affect the development of such claims, the uncertainties inherent in estimating asbestos and environmental claims are not likely to be resolved in the near future. There can be no assurance that the reserves established by the Company will not be adversely affected by development of other latent exposures, and further, there can be no assurance that the reserves established by the Company will be adequate. The Company does, however, actively evaluate potential exposure to asbestos and environmental claims and establishes additional reserves as appropriate. The Company believes that it has made a reasonable provision for these exposures and is unaware of any specific issues that would materially affect its unpaid losses and loss expense reserves related to this exposure.
Non-life reserving methods
The reserving methods commonly employed by the Company are summarized as follows:
Chain Ladder (CL) Development Methods (Reported or Paid)
These methods use the underlying assumption that losses reported (paid) for each underwriting year at a particular development stage follow a stable pattern. The CL development method assumes that on average, every underwriting year will display the same percentage of ultimate liabilities reported by the Company’s cedants at 24 months after the inception of the underwriting year. The percentages reported (paid) are established for each development stage after examining historical averages from the loss development data. These are sometimes supplemented by external benchmark information. Ultimate liabilities are estimated by multiplying the actual reported (paid) losses by the reciprocal of the assumed reported (paid) percentage. Reserves are then calculated by subtracting paid claims from the estimated ultimate liabilities.
Expected Loss Ratio (ELR) Method
This method estimates ultimate losses for an underwriting year by applying an estimated loss ratio to the earned premium for that underwriting year. Although the method is insensitive to actual reported or paid losses, it can often be useful at the early stages of development when very few losses have been reported or paid, and the principal sources of information available to the Company consist of information obtained during pricing and qualitative information supplied by the cedant. However, the lack of sensitivity to reported or paid losses means that the method is usually inappropriate at later stages of development.
Bornhuetter-Ferguson (B-F) Methods (Reported or Paid)
These methods aim to address the variability at early stages of development and incorporates external information such as pricing. The B-F methods are more sensitive to reported and paid losses than the ELR method, and can be seen as a blend of the ELR and CL development methods. Unreported (unpaid) claims are calculated using an expected reporting (payment) pattern and an externally determined estimate of ultimate liabilities (usually determined by multiplying an a priori loss ratio with estimates of premium volume). The accuracy of the a priori loss ratio is a critical assumption in this method. Usually a priori loss ratios are initially determined on the basis of pricing information, but may also be adjusted to reflect other information that subsequently emerges about underlying loss experience.
Loss Event Specific Method
The ultimate losses estimated under this method are derived from estimates of specific events based on reported claims, client and broker discussions, review of potential exposures, market loss estimates, modeled analysis and other event specific criteria.
Method Weights
In determining the loss reserves, the Company often relies on a blend of the results from two or more methods (e.g., weighted averages). The judgment as to which of the above method(s) is most appropriate for a particular underwriting year and reserving cell could change over time as new information emerges regarding underlying loss activity and other data issues. Furthermore, as each line is typically composed of several reserving cells, it is likely that the reserves for the line will be dependent on several reserving methods. This is because reserves for a line are the result of aggregating the reserves for each constituent reserving cell and that a different method could be selected for each reserving cell.
The principal reserving methods used for each of the Specialty segment and P&C segment were ELR, Reported/Paid B-F, and Reported/Paid CL, with the exception of catastrophe risks within the P&C segment where the principal reserving methods used were ELR based on exposure analysis and loss event specific methods.
(b) Life and Health Reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	2019	2018	2017
Gross liability at beginning of period	$2,198,080	$2,098,759	$1,722,330
Reinsurance recoverable at beginning of period	11,829	9,287	2,726
Net liability at beginning of period	$2,186,251	$2,089,472	$1,719,604
Liability acquired related to the acquisition of Aurigen	—	—	67,916
Net incurred losses	1,263,016	1,024,608	835,415
Net losses paid	(1,071,487)	(818,916)	(714,151)
Effects of foreign exchange rate changes	23,081	(108,913)	180,688
Net liability at end of period	$2,400,861	$2,186,251	$2,089,472
Reinsurance recoverable at end of period	16,183	11,829	9,287
Gross liability at end of period	$2,417,044	$2,198,080	$2,098,759

The increase in net losses incurred and paid in 2019 compared to 2018 was primarily due to growth in the longevity line of business.
The increase in net losses incurred and paid in 2018 compared to 2017 was primarily due to growth in the business and the inclusion of losses and loss expenses from the acquisition of Aurigen for a full year in 2018 compared to three quarters in 2017.
The Company used interest rate assumptions to estimate its liabilities for policy benefits for life and annuity contracts which ranged from 0% to 7% at December 31, 2019, 2018 and 2017, respectively.
Life and health reserving methods
The reserving methods commonly employed by the Company are summarized as follows:
Mortality
The reserves for the short-term mortality/morbidity business consist of case reserves calculated at the treaty level based upon cedant information. IBNR is calculated at the segment level using the ELR method described above for Non-life business.
The reserves for the traditional and limited payment long-duration contracts are established based upon accepted actuarial valuation methods which require us to make certain assumptions regarding future claims and policy benefits and includes a provision for adverse deviation. The provision for adverse deviation contemplates reasonable deviations from the best estimate assumptions for the key risk elements relevant to the product being evaluated, including mortality, disability, critical illness, expenses, and discount rates. The assumptions are locked in at contract inception and are subject to annual loss recognition testing (LRT). LRT occurs at the product group level, based on the manner of acquiring, servicing and measuring profitability of the reinsurance contracts. The LRT framework incorporates deferred acquisition cost (DAC) recoverability testing and involves determining an LRT reserve by re-measuring the policy benefit liabilities using current best estimate actuarial assumptions and current discount rates without any provisions for adverse deviation. If the aggregate LRT reserve is higher than the carrying amount of future policy benefit liabilities, net of DAC and VOBA, for a particular product grouping then a loss recognition event occurs. The DAC and VOBA asset balances for the given product grouping are first reduced, and if the balances are fully written off, the reserves will be increased, such that the current best estimate assumptions become the new locked-in basis.
The reserves for the guaranteed minimum death benefit (GMDB) reinsurance business are established similar to provisions for universal life contracts. Key actuarial assumptions for this business are mortality, lapses, interest rates, expected returns on cash and bonds and stock market performance. For the latter parameter, a stochastic option pricing approach is used and the benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios. The assumptions of investment performance and volatility are consistent with expected future experience of the respective underlying funds available for policyholder investment options. Recorded reserves for GMDB reflect management’s best estimate based upon actuarial indications.
Longevity
Reserves for the annuity portfolio of reinsurance contracts within the longevity book are established using the reserving methodology discussed above for long-term traditional mortality.
(c) Losses and Loss Expenses
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017 were comprised as follows (in thousands of U.S. dollars):

	2019	2018	2017
Non-life (1)	$3,660,140	$3,168,647	$3,005,567
Life and Health	1,263,016	1,024,608	835,415
Losses and loss expenses	$4,923,156	$4,193,255	$3,840,982

(1) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18.
Non-life net incurred and paid losses and loss expense development
The net incurred and paid losses and loss expenses development by accident year for each of the years ended December 31, 2012 through 2019, and the total of IBNR plus expected development on reported claims included within the net incurred claims amounts, as at each of the years ended December 31, 2012 through 2019, are presented in the tables below (in thousands of U.S. dollars).
The information presented below for incurred and paid claims development for each of the years ended December 31, 2012 through 2018 and the average annual percentage payout of incurred claims by age, net of reinsurance, is presented as supplementary information and is unaudited. The tables below reflect losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the losses and loss expenses in the Consolidated Statement of Operations reflect losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,									December 31, 2019
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	Total of IBNR plus expected development on reported claims
2012	$2,647,806	$2,459,009	$2,303,222	$2,196,596	$2,164,135	$2,195,163	$2,172,148	$2,139,972	$79,953
2013		2,880,337	2,706,850	2,528,689	2,475,252	2,441,912	2,414,380	2,411,641	124,904
2014			2,839,909	2,623,230	2,511,859	2,479,721	2,492,027	2,484,866	172,037
2015				2,894,162	2,603,297	2,497,256	2,512,588	2,514,275	245,645
2016					2,920,285	2,687,055	2,627,830	2,642,625	305,985
2017						2,979,457	2,944,385	2,900,190	519,547
2018							3,032,976	3,157,151	1,111,071
2019								3,380,372	2,599,954
Total								$21,631,092	$5,159,096

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019
2012	$284,166	$1,056,888	$1,442,587	$1,610,064	$1,713,934	$1,805,174	$1,854,934	$1,910,828
2013		243,466	1,296,424	1,648,668	1,849,929	1,980,425	2,073,929	2,139,380
2014			305,500	1,316,469	1,621,164	1,830,516	1,972,511	2,079,766
2015				303,258	1,220,915	1,620,950	1,842,331	2,009,107
2016					325,991	1,371,581	1,729,815	1,999,489
2017						386,724	1,505,014	1,947,279
2018							258,686	1,402,377
2019								373,408
Total								$13,861,634

Net reserves for Accident Years and exposures included in the triangles								$7,769,458
All outstanding liabilities before Accident Year 2012, net of reinsurance								1,390,371
Total outstanding liabilities for unpaid claims								$9,159,829

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE
Years	1	2	3	4	5	6	7	8
Non-life	11%	39%	15%	9%	6%	4%	3%	3%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,									December 31, 2019
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	Total of IBNR plus expected development on reported claims
2012	$662,441	$661,245	$583,098	$566,540	$551,100	$550,829	$538,974	$528,350	$1,763
2013		680,224	577,101	544,546	529,252	524,956	514,569	512,280	637
2014			516,850	472,237	450,682	448,212	444,769	443,084	1,273
2015				590,183	547,728	522,565	515,050	509,581	4,681
2016					725,033	682,433	635,793	615,922	689
2017						1,028,702	1,066,528	982,534	9,914
2018							853,796	895,740	143,479
2019								769,345	508,751
Total								$5,256,836	$671,187

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019
2012	$100,087	$357,186	$450,730	$484,755	$496,024	$505,112	$508,155	$515,287
2013		88,592	337,128	437,950	472,219	490,491	493,544	497,536
2014			93,141	324,074	388,404	414,611	424,255	429,061
2015				95,097	354,291	442,619	471,072	481,885
2016					135,797	458,282	540,023	577,319
2017						223,070	729,584	838,023
2018							76,543	552,879
2019								69,397
Total								$3,961,387

Net reserves for Accident Years and exposures included in the triangles								$1,295,449
All outstanding liabilities before Accident Year 2012, net of reinsurance								98,817
Total outstanding liabilities for unpaid claims								$1,394,266

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY
Years	1	2	3	4	5	6	7	8
Property	17%	51%	15%	6%	3%	1%	1%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,									December 31, 2019
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	Total of IBNR plus expected development on reported claims
2012	$691,612	$677,836	$650,181	$609,784	$592,346	$600,562	$596,124	$581,746	$57,791
2013		802,811	799,292	750,054	732,098	727,631	724,046	721,739	103,987
2014			904,048	879,775	859,778	865,219	881,493	874,893	143,527
2015				901,313	842,230	818,099	860,334	863,757	198,744
2016					850,575	802,362	823,050	851,402	243,580
2017						761,332	730,116	758,644	310,148
2018							942,480	958,819	556,588
2019								1,206,641	1,034,865
Total								$6,817,641	$2,649,230

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019
2012	$51,617	$135,521	$205,350	$278,348	$334,492	$392,972	$424,029	$451,205
2013		50,730	159,533	267,552	349,230	419,638	481,271	521,963
2014			72,033	210,083	314,019	414,479	502,072	573,236
2015				67,148	187,592	300,608	398,833	501,185
2016					36,648	166,265	266,382	382,219
2017						61,252	179,150	290,131
2018							62,265	235,579
2019								88,066
Total								$3,043,584

Net reserves for Accident Years and exposures included in the triangles								$3,774,057
All outstanding liabilities before Accident Year 2012, net of reinsurance								1,235,855
Total outstanding liabilities for unpaid claims								$5,009,912

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY
Years	1	2	3	4	5	6	7	8
Casualty	7%	16%	13%	12%	10%	9%	6%	5%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,									December 31, 2019
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	Total of IBNR plus expected development on reported claims
2012	$1,293,753	$1,119,928	$1,069,943	$1,020,272	$1,020,689	$1,043,772	$1,037,050	$1,029,876	$20,399
2013		1,397,302	1,330,457	1,234,089	1,213,902	1,189,325	1,175,765	1,177,622	20,280
2014			1,419,011	1,271,218	1,201,399	1,166,290	1,165,765	1,166,889	27,237
2015				1,402,666	1,213,339	1,156,592	1,137,204	1,140,937	42,220
2016					1,344,677	1,202,260	1,168,987	1,175,301	61,716
2017						1,189,423	1,147,741	1,159,012	199,485
2018							1,236,700	1,302,592	411,004
2019								1,404,386	1,056,338
Total								$9,556,615	$1,838,679

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019
2012	$132,462	$564,181	$786,507	$846,961	$883,418	$907,090	$922,750	$944,336
2013		104,144	799,763	943,166	1,028,480	1,070,296	1,099,114	1,119,881
2014			140,326	782,312	918,741	1,001,426	1,046,184	1,077,469
2015				141,013	679,032	877,723	972,426	1,026,037
2016					153,546	747,034	923,410	1,039,951
2017						102,402	596,280	819,125
2018							119,878	613,919
2019								215,945
Total								$6,856,663

Net reserves for Accident Years and exposures included in the triangles								$2,699,952
All outstanding liabilities before Accident Year 2012, net of reinsurance								55,699
Total outstanding liabilities for unpaid claims								$2,755,651

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY
Years	1	2	3	4	5	6	7	8
Specialty	12%	48%	16%	8%	4%	2%	2%	2%

The Company is predominantly a reinsurer of primary insurers and does not have access to claim frequency information held by our cedants due to the majority of the Company’s business being written on a proportional basis. As such, the Company considers it impracticable to disclose information on the frequency of claims.
As disclosed in the notes to the consolidated financial statements for the year ended December 31, 2016, the Company concluded that it was impracticable to provide net incurred and paid losses and loss expenses development data for 10 years. As a result, the Company provided 5 years of data in 2016 and includes an additional year of data for each subsequent year such that by 2021 a full 10 years of data will be disclosed.
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2019 was as follows (in thousands of U.S. dollars):

December 31, 2019
Total outstanding liability for unpaid claims
Property	$1,394,266
Casualty	5,009,912
Specialty	2,755,651
Total outstanding liabilities for unpaid claims	$9,159,829
Unallocated loss expenses	$164,021
U.S. health net reserves (1)	281,022
Other	3,716
Total other liabilities	$448,759
Net liability at end of year	$9,608,588

Reinsurance recoverable on paid and unpaid claims
Property	$340,926
Casualty	86,940
Specialty	326,929
Reinsurance recoverable at end of year	$754,795
Gross liability at end of year	$10,363,383

(1) U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.